UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation			$ 11,159	$ 9,188	$ 12,470	$ 4,110	$ 3,493
Direct Operating Expenses [Member]
Depreciation	$ 34,426	$ 3,261	$ 10,378	$ 8,728	$ 11,411	$ 3,840	$ 3,316